Intangible assets - Net book values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets
Current intangible assets		$ 105
Non-current intangible assets	$ 39,307	42,387	$ 20,947
Total intangible assets other than goodwill	39,307	42,492	20,947
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Total intangible assets other than goodwill	38,393	41,314	20,113
Additions through deferred payments and other non-cash consideration, intangible assets other than goodwill	$ 1,135	$ 124	$ 835